Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Trade and Other Receivables

	2022	2021
	$m	$m
Current
Trade receivables	3,435	3,586
Construction contract assets (i)	606	565
Total trade receivables and construction contract assets, gross	4,041	4,151
Loss allowance	(125)	(131)
Total trade receivables and construction contract assets, net	3,916	4,020
Amounts receivable from equity accounted investments	37	31
Prepayments	269	251
Other receivables	347	267
Total	4,569	4,569

Non-current
Other receivables	164	239
(i)Includes unbilled revenue and retentions held by customers in respect of construction contracts at the balance sheet date amounting to $402 million and $204 million respectively (2021: $361 million and $204 million respectively).
Summary Of Unbilled Revenue And Retentions Explanatory	The movements in these balances during the year was as follows:

	Unbilled revenue		Retentions
	2022	2021	2022	2021
	$m	$m	$m	$m
At 1 January	361	297	204	202
Translation adjustment	(19)	(4)	(9)	(1)
Additional contract balances recognised	348	318	144	130
Invoiced in the year	(279)	(239)	-	-
Received from customers	-	-	(135)	(125)
Written off during the year	-	(11)	-	-
Disposals	(9)	-	-	(2)
At 31 December	402	361	204	204

Summary of Expected Credit Loss Allowance for Receivables
The movements in the expected credit loss allowance for receivables during the financial year were as follows:

	2022	2021	2020
	$m	$m	$m
At 1 January	131	140	133
Translation adjustment	(8)	(5)	5
Disposed of during year	(5)	(1)	(4)
Written off during year	(19)	(14)	(23)
Arising on acquisition (note 30)	2	1	-
Net remeasurement of expected credit loss allowance	24	10	29
At 31 December	125	131	140

Summary of Gross Carrying Value Trade Receivables and Construction Contract Assets and Loss Allowance by Segment	The following table sets out the gross carrying value of trade receivables and construction contract assets and expected credit loss allowance by segment:

	Trade receivables and construction contract assets, gross			Expected credit loss allowance
	2022	2021	2020	2022	2021	2020
	$m	$m	$m	$m	$m	$m
Americas Materials	1,764	1,735	1,475	22	27	34
Building Products (i)	914	989	830	22	25	23
Europe Materials	1,363	1,427	1,403	81	79	83
Total Group	4,041	4,151	3,708	125	131	140

Summary of Information About Building Products Segment By Geographic Location

(i) Analysis of Building Products segment by geographic location:

Americas	747	821	676	16	19	17
Europe	167	168	154	6	6	6
Total	914	989	830	22	25	23

Schedule of Aged Analysis of Trade Receivables and Amounts Receivable in Respect of Construction Contracts at Balance Sheet Date
Aged analysis
The aged analysis of net trade receivables and construction contract assets at the balance sheet date was as follows:

	Americas Materials	Building Products	Europe Materials	Total	Americas Materials	Building Products	Europe Materials	Total
	2022	2022	2022	2022	2021	2021	2021	2021
	$m	$m	$m	$m	$m	$m	$m	$m
Not past due	1,225	584	988	2,797	1,139	626	1,050	2,815
Past due:
- less than 60 days	415	190	218	823	469	227	223	919
- 60 days or greater but less than 120 days	73	76	42	191	74	74	44	192
- 120 days or greater	29	42	34	105	26	37	31	94
Total trade receivables, net	1,742	892	1,282	3,916	1,708	964	1,348	4,020